Income Taxes - Current and deferred income tax expense (benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current expense (benefit):
Federal					$ 5,085
State					88
Total current expense (benefit)					5,173
Deferred expense (benefit):
Federal					(1,378,731)	$ (165,483)
State					(53,435)	(480,383)
Total deferred expense (benefit)				$ (196,818)	(1,432,166)	(645,866)
Income Tax Expense (Benefit), Total	$ 2,345	$ (6,143)	$ 9,045	$ (49,895)	$ (1,426,993)	$ (645,866)